BUSINESS SEGMENT INFORMATION (Details) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012 segment	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Information
Number of primary business segments																			3
Revenue recognition
Sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000		$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Operating income	34,648,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	52,890,000	60,294,000	67,224,000		94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Assets	1,100,243,000	1,026,317,000	998,861,000	979,987,000	942,243,000	966,524,000	930,438,000	915,437,000	865,615,000	871,519,000	821,858,000	820,515,000	735,866,000	1,100,243,000	979,987,000	915,437,000	998,861,000	930,438,000	1,026,317,000	966,524,000	871,519,000	763,573,000
Depreciation and amortization	6,879,000			5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000	11,597,000	11,297,000	10,086,000	17,140,000	16,246,000	22,857,000	22,341,000	14,469,000	15,586,000
Expenditures for long-lived assets	2,438,000			4,901,000	5,249,000	3,127,000	2,026,000	2,135,000	1,440,000	2,239,000	1,936,000	1,532,000	1,171,000	3,861,000	10,150,000	3,575,000	13,244,000	5,601,000	14,226,000	8,728,000	6,878,000	5,332,000
Transportation Systems
Revenue recognition
Sales	138,800,000			131,700,000										257,400,000	257,500,000				513,500,000	427,100,000	383,000,000	314,300,000
Operating income	32,200,000			23,400,000										45,400,000	41,300,000				76,300,000	66,900,000	51,800,000	56,400,000
Assets		269,900,000				169,800,000				163,100,000									269,900,000	169,800,000	163,100,000	173,100,000
Depreciation and amortization	1,000,000			800,000										1,500,000	1,700,000				3,700,000	3,600,000	3,500,000	2,400,000
Expenditures for long-lived assets																			2,700,000	2,200,000	1,800,000	1,200,000
Sales to TfL																			178,700,000	170,200,000	144,200,000	115,200,000
MSS and CDS Segments
Revenue recognition
Sales to U.S. government agencies																			685,500,000	728,200,000	679,400,000	608,400,000
Defense Systems
Revenue recognition
Sales	103,200,000			80,700,000										184,400,000	164,000,000				375,400,000	390,700,000	368,200,000	287,500,000
Operating income	300,000			6,100,000										1,500,000	12,100,000				34,600,000	29,800,000	31,600,000	19,900,000
Assets		122,500,000				144,000,000				161,700,000									122,500,000	144,000,000	161,700,000	162,700,000
Depreciation and amortization	2,100,000			1,300,000										2,900,000	2,500,000				5,500,000	5,400,000	4,800,000	6,000,000
Expenditures for long-lived assets																			8,900,000	5,500,000	4,400,000	3,300,000
Mission Support Services
Revenue recognition
Sales	122,200,000			126,900,000										235,600,000	234,400,000				491,400,000	476,500,000	4,449,000	420,600,000
Operating income	3,600,000			4,600,000										7,800,000	9,100,000				21,900,000	23,900,000	27,900,000	25,900,000
Assets		212,800,000				213,000,000				124,100,000									212,800,000	213,000,000	124,100,000	141,200,000
Depreciation and amortization	3,400,000			3,000,000										6,500,000	6,500,000				12,500,000	12,300,000	5,200,000	6,200,000
Expenditures for long-lived assets																			1,100,000	300,000	300,000
Other
Revenue recognition
Sales	100,000			300,000										300,000	500,000				1,100,000	1,300,000	2,100,000	3,500,000
Depreciation and amortization	400,000			400,000										700,000	600,000
Unallocated corporate expenses and other
Revenue recognition
Operating income	(1,500,000)			(1,600,000)										(1,800,000)	(2,200,000)				(4,800,000)	(7,100,000)	(4,700,000)	(6,300,000)
Corporate and other
Revenue recognition
Assets		421,100,000				439,700,000				422,600,000									421,100,000	439,700,000	422,600,000	286,600,000
Depreciation and amortization																			1,200,000	1,000,000	1,000,000	1,000,000
Expenditures for long-lived assets																			$ 1,500,000	$ 700,000	$ 400,000	$ 800,000